JOHN HANCOCK INSTITUTIONAL SERIES TRUST
           -John Hancock Independence Diversified Core Equity Fund II
                      -John Hancock Independence Value Fund
                     -John Hancock Independence Growth Fund
              -John Hancock Independence Medium Capitalization Fund
                    -John Hancock Independence Balanced Fund

                   Supplement to Prospectus dated July 1, 1996


The "The Funds' Expenses" section is supplemented as follows:

Your broker or agent may charge you separately to effect transactions in fund shares.



October 28, 1996


K100S 10/96